Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

Parent Company Information

Years Ended December 31, 2019, 2018 and 2017

(All currency expressed in United States dollars in thousands)

	2019	2018	2017
Operating expenses:
General and administrative expense	$4,089	$4,083	$3,568
Total operating expenses	4,089	4,083	3,568
Loss from operations	(4,089)	(4,083)	(3,568)
Other income:
Equity in net income of subsidiaries	60,813	54,461	22,933
Net other income	60,813	54,461	22,933
Income before income tax	56,724	50,378	19,365
Income tax benefit	—	—	—
Net income attributable to Textainer Group Holdings Limited common shareholders	$56,724	$50,378	$19,365
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$0.99	$0.88	$0.34
Diluted	$0.99	$0.88	$0.34
Weighted average shares outstanding (in thousands):
Basic	57,349	57,200	56,845
Diluted	57,459	57,487	57,159
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	(110)	—	—
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(7)	—	—
Foreign currency translation adjustments	42	(127)	207
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$56,649	$50,251	$19,572

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2019 and 2018

(All currency expressed in United States dollars in thousands)

	2019	2018
Assets
Current assets:
Cash and cash equivalents	$5,956	$9,444
Prepaid expenses and other current assets	310	182
Due from affiliates, net	638	687
Total current assets	6,904	10,313
Investments in subsidiaries (1)	1,253,763	1,198,026
Total assets	$1,260,667	$1,208,339
Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable and accrued expenses	$476	$713
Total current liabilities	476	713
Shareholders’ equity:
Common shares	583	581
Treasury shares	(17,746)	(9,149)
Additional paid-in capital	411,407	406,896
Accumulated other comprehensive loss	(511)	(436)
Retained earnings (1)	866,458	809,734
Total shareholders’ equity	1,260,191	1,207,626
Total liabilities and shareholders’ equity	$1,260,667	$1,208,339

(1)

Certain amounts as of December 31, 2018 have been adjusted to defer acquisition fees of the managed fleet as earned over the deemed lease term (see Note 2 “Immaterial Reclassification of Prior Period Presentation”).

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2019, 2018 and 2017

(All currency expressed in United States dollars in thousands)

	2019	2018	2017
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$56,724	$50,378	$19,365
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(60,813)	(54,461)	(22,933)
Dividends received from subsidiaries	46,823	—	—
Share-based compensation	4,388	7,355	6,083
Decrease (increase) in:
Prepaid expenses and other current assets	(128)	34	(43)
Increase (decrease) in:
Accounts payable and accrued expenses	(237)	145	(50)
Total adjustments	(9,967)	(46,927)	(16,943)
Net cash provided by operating activities	46,757	3,451	2,422
Cash flows from investing activities:
(Decrease) increase in investments in subsidiaries, net	(41,865)	127	(204)
Net cash (used in) provided by investing activities	(41,865)	127	(204)
Cash flows from financing activities:
Purchase of treasury shares	(8,597)	—	—
Issuance of common shares upon exercise of share options	126	130	961
Due to (from) affiliates, net	49	333	(831)
Net cash (used in) provided by financing activities	(8,422)	463	130
Effect of exchange rate changes	42	(127)	207
Net (decrease) increase in cash and cash equivalents	(3,488)	3,914	2,555
Cash and cash equivalents, beginning of the year	9,444	5,530	2,975
Cash and cash equivalents, end of the year	$5,956	$9,444	$5,530